LONG-TERM LOANS FROM BANKS (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
LONG-TERM LOANS FROM BANKS
NOTE 11:-	LONG-TERM LOANS FROM BANKS

a.	Composition:

	Interest rate		December 31,
	2011	2010	2011	2010
	%

In, or linked to, dollars (see c below )	LIBOR + 2	LIBOR + 2	$2,200	$3,000
In NIS linked to CPI	2.1-5.48	2.1-5.48	3,081	5,309
In NIS - Prime + 0.95% variable interest	4.45	4.45	2,552	1,972
In NIS	4 - 7.39	4 - 7.39	10,704	9,938

			18,537	20,219
Less - current maturities			10,789	8,627
Less - discount			33	66

			$7,715	$11,526

b.	As of December 31, 2011, the aggregate annual maturities of the long-term loans are as follows:

2012 (current maturities)	$10,789
2013	5,703
2014	2,045

$18,537

c.
In respect of the bank loans provided to the Company for the purpose of funding the 2007 acquisition transaction, pursuant to which the Company acquired the activities and assets of Cellocator Ltd. ("Cellocator"), the Company is required to meet certain financial covenants as follows:

1.	The ratio of the shareholders equity to the total consolidated assets will not be less than 20% and the shareholders equity will not be less than $ 20,000, starting December 31, 2007.

2.
The ratio of the Company and its subsidiaries' debt (debt to banks, convertible debenture and loans from others that are not subordinated to the bank less cash) to the annual EBITDA will not exceed 5 in 2008, 4.5 in 2009 and 4 in 2010 and thereafter.

3.
The ratio of Pointer Telocation Ltd.'s debt (debt to banks, convertible debenture and loans from others was not subordinated to the bank less cash) to the annual EBITDA will not exceed 4 in 2008, 3.5 in 2009 and 2.5 in 2010 and thereafter.

As of December 31, 2011 the Company is in compliance with the financial covenants of its bank loan.

d.	Under the credit facility (in respect of the loans denominated in NIS) from the bank, Shagrir is required to meet financial covenants.

The financial covenants are:

1.	The ratio of the debt to the bank to the annual EBITDA will not exceed 5.5.

2.	The ratio of the annual EBITDA to the current maturities (the loan principal plus interest) of long-term loans from the bank will not be less than 1, at any time.

3.	The shareholders' equity, including loans from shareholders, will not be less than NIS 50 million, at any time

4.
Shagrir shall not declare any distribution of dividends without the prior written consent of the bank. Shagrir received such consent from the bank prior to its dividend distribution in March and December 2010.

As of December 31, 2011, Shagrir is in compliance with the financial covenants of its credit facility.